Personnel Expenses - Summary of Personnel expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Personnel Expenses [Abstract]
Wages, salaries and other employees benefits	$ 100,222	$ 86,868	$ 73,654
Contributions to defined contribution plans	4,931	4,145	3,558
Expenses related to defined benefit plans (refer note 32)	1,354	1,516	1,389
Equity-settled share based payment (refer note 33)	36,963	35,643	36,645
Employee welfare expenses	4,117	3,796	1,678
Total	$ 147,587	$ 131,968	$ 116,924